23. Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 5,816,492	$ 5,782,081	$ 5,632,862	$ 5,589,896	$ 5,645,290	$ 5,681,164	$ 5,740,797	$ 5,677,112	$ 22,821,331	$ 22,744,363
Interest expense	1,133,845	1,238,391	1,239,156	1,270,927	1,318,237	1,344,414	1,421,507	1,511,470	4,882,319	5,595,628
Provision for loan losses	249,999	249,999	249,999	250,003	287,500	287,500	237,500	187,500	1,000,000	1,000,000
Non-interest income	1,770,734	1,530,217	1,533,032	1,354,977	1,349,057	1,114,448	1,279,195	1,459,469	6,188,960	5,202,169
Non-interest expense	5,045,602	4,553,023	4,718,213	4,549,932	4,544,256	4,252,653	4,386,659	4,349,514	18,866,770	17,533,082
Net income	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 946,736	$ 820,624	$ 871,318	$ 944,868	$ 4,400,690	$ 3,583,546
Earnings per common share	$ 0.23	$ 0.26	$ 0.2	$ 0.19	$ 0.19	$ 0.17	$ 0.18	$ 0.19	$ 0.88	$ 0.73